Deferred Policy Acquisition Costs - Progression of deferred policy acquisition costs (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred policy acquisition costs, beginning balance		$ 1,283	$ 1,214	$ 1,106
Deferred policy acquisition costs, additions		206	263	225
Deferred policy acquisition costs, periodic amortization		(120)	(237)	(160)
Deferred policy acquisition costs, annuity unlocking		(76)	29	34
Deferred policy acquisition costs, change included in realized gains		8	14	9
Deferred policy acquisition costs, ending balance		1,301	1,283	1,214
Movement in Deferred Sales Inducements [Roll Forward]
Deferred sales inducements, beginning balance		86	102	110
Deferred sales inducements, additions		2	2	4
Deferred sales inducements, periodic amortization		(13)	(19)	(19)
Deferred sales inducements, annuity unlocking		(1)	0	6
Deferred sales inducements, change included in realized gains		1	1	1
Deferred sales inducements, ending balance		75	86	102
Movement in Present Value of Future Insurance Profits [Roll Forward]
Present value of future profits, beginning balance		42	49	46
Present value of future profits, periodic amortization		(6)	(7)	(8)
Present value of future profits, annuity unlocking		0	0	1
Present value of future profits, other				10
Present value of future profits, ending balance		36	42	49
Movement in Unrealized Gains (Losses) Related to Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Unrealized investment gains (losses), beginning balance	[1]	(30)	(422)	(265)
Unrealized investment gains (losses), change in unrealized	[1]	(669)	392	(157)
Unrealized investment gains (losses), ending balance	[1]	(699)	(30)	(422)
Movement Analysis of Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Deferred policy acquisition costs and present value of future profits, beginning balance		1,381	943	997
Deferred policy acquisition costs and present value of future profits, additions		208	265	229
Deferred policy acquisition costs and present value of future profits, periodic amortization		(139)	(263)	(187)
Deferred policy acquisition costs and present value of future profits, annuity unlocking		(77)	29	41
Deferred policy acquisition costs and present value of future profits, change included in realized gains		9	15	10
Deferred policy acquisition costs and present value of future profits, other				10
Deferred policy acquisition costs and present value of future profits, change in unrealized		(669)	392	(157)
Deferred policy acquisition costs and present value of future profits, ending balance		713	1,381	943
Excluding Unrealized Gains
Movement Analysis of Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Deferred policy acquisition costs and present value of future profits, beginning balance		1,411	1,365	1,262
Deferred policy acquisition costs and present value of future profits, ending balance		$ 1,412	$ 1,411	$ 1,365

[1]	Adjustments to DPAC related to net unrealized gains/losses on securities and cash flow hedges.